Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010 ILX Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Accrued interest	$ 11,684	$ 23,627	$ 20,618
Accrued payroll and related	21,547	22,313	18,947
Accrued marketing expenses	10,675	12,189	4,706
Accrued commissions	11,570	12,021	5,951
Accrued other taxes	6,763	7,165	6,903
Accrued professional fees	6,797	5,472	2,046
Accrued insurance	3,321	4,983	1,478
Accrued liability related to business combinations	3,301	3,400	0
Accrued operating lease liabilities	3,670	3,438	2,092
Deposits on pending sale of assets	3,615	2,693	1,158
Accrued call center costs	1,715	2,060	1,173
Accrued exchange company fees	9,021	1,209	1,044
Accrued contingent litigation liabilities	1,244	1,102	1,184
Other	5,097	4,779	3,026
Total accrued liabilities	100,020	106,451	70,326
Liabilities Assumed				$ 4,000	$ 1,200	$ 1,700	$ 8,800